Institutional Shares Prospectus | GuideMark® Emerging Markets Fund
GuideMark® Emerging Markets Fund
Investment Objective
GuideMark® Emerging Markets Fund (the “Fund”) seeks capital appreciation over the long term.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares Prospectus GuideMark® Emerging Markets Fund Institutional Shares
Management Fees	0.59%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.06%	[1]
Total Annual Fund Operating Expenses	1.07%	[2]
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[2]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example

The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional Shares Prospectus | GuideMark® Emerging Markets Fund | Institutional Shares | USD ($)	109	340	590	1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.97% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries. For purposes of this policy, securities and other instruments that provide exposure to emerging market countries include: (i) securities issued by entities which are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries, (ii) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries, and (iii) derivatives or pooled structures (such as exchange-traded funds (“ETFs”)) that are linked to emerging markets. The Fund considers emerging market countries to be those defined by the MSCI Emerging Markets Index. The Fund will, under normal circumstances, seek exposure to a minimum of three emerging market countries.

The Fund mainly invests in equity securities of issuers in emerging market countries. The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization. The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies. The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI Emerging Markets Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk: The risks of investing in foreign securities, ADRs and GDRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Derivatives Risk : A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue. For example, with currency derivatives, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies underlying the currency derivatives entered into by the Fund.

Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.

Performance

The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 (prior to the inception of the Institutional Shares) and again on October 9, 2015. The performance set forth below prior to October 9, 2015 is attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® EMERGING MARKETS FUND – INSTITUTIONAL SHARES Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares as of June 30, 2018 was -5.79%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	11.57%
Worst Quarter:	Quarter ended September 30, 2015	-8.95%

Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Returns - Institutional Shares Prospectus - GuideMark® Emerging Markets Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Shares	Return Before Taxes	36.21%	[1]	15.20%	[1]	11.86%	[1]	Apr. 29, 2011
After Taxes on Distributions | Institutional Shares	Return After Taxes on Distributions	36.08%	[1]	14.89%	[1]	11.52%	[1]
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares	21.05%	[1]	12.28%	[1]	9.62%	[1]
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	37.75%		4.37%		2.27%		Apr. 29, 2011
[1]	During the period August 3, 2017 through September 25, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 25, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund (offered in a separate prospectus) because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.